Statement on the true and fair view of the consolidated financial statements and the fair overview of the management report	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
Statement on the true and fair view of the consolidated financial statements and the fair overview of the management report	Statement on the true and fair view of the
consolidated financial statements and the fair overview of the management report
Mr. Marc Saverys, Chairperson of the Supervisory Board, Mr. Alexander Saverys, CEO and Mr. Ludovic
Saverys, CFO, hereby certify that, to the best of their knowledge, (a) the condensed consolidated interim financial statements as of June 30, 2024 and for the six-month period then ended, which have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the IASB and as adopted by the European Union, give a true and fair view of the assets, liabilities, financial position and results of
Euronav NV and the entities included in the consolidation, and (b) the interim management report includes a true and fair overview of the information required to be included therein under Article 13 §5 and §6 of the Royal Decree of November 14, 2007 on the obligations of issuers of financial instruments admitted to trading on a regulated market.